Operations - Acceleration of fleet transformation (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$) aircraft	Dec. 31, 2021 BRL (R$) aircraft	Dec. 31, 2020 BRL (R$) aircraft engine
Disclosure of other provisions [line items]
Number of aircraft delivered | aircraft			3
Number of aircraft canceled | aircraft			21
Foreign currency exchange			R$ (195,346)	R$ (374,342)
Interest expense			(237,740)	(291,637)
Additions			R$ (1,592,894)	(859,955)
Consumption				R$ 497,844
Forecast
Disclosure of other provisions [line items]
Number of aircraft delivered | aircraft		10
Aircraft
Disclosure of other provisions [line items]
Impairment base, number of assets | aircraft			28	51
Aircraft Engines
Disclosure of other provisions [line items]
Impairment base, number of assets | engine				4
Provision for impairment of assets and onerous contracts
Disclosure of other provisions [line items]
Provision			R$ (1,605,561)	R$ (2,559,070)
Beginning balance		R$ (1,605,561)	(2,559,070)	(2,897,333)
Foreign currency exchange			(103,858)	(213,280)
Interest expense			(156,516)	(206,011)
Additions			(389,721)	(362,426)
Consumption			188,842	534,952
Maintenance reserves				(20,486)
Sale of aircraft				13,123
Renegotiation of lease contracts (lease modification)				581,926
Other				10,465
Reversals			1,465,403
Initial recognition of sublease(*)			(50,641)
Ending balance			(1,605,561)	(2,559,070)
Total provision for impairment of Company assets
Disclosure of other provisions [line items]
Provision			(912,154)	(1,218,548)
Beginning balance		(912,154)	(1,218,548)	(2,075,582)
Foreign currency exchange			0	0
Interest expense			0	0
Additions			(188,198)	0
Consumption			0	272,006
Maintenance reserves				(20,486)
Sale of aircraft				13,123
Renegotiation of lease contracts (lease modification)				581,926
Other				10,465
Reversals			494,592
Initial recognition of sublease(*)			0
Ending balance			(912,154)	(1,218,548)
Total provision for impairment of Company assets | Provision for impairment of ROU
Disclosure of other provisions [line items]
Provision			(605,651)	(706,614)
Beginning balance		(605,651)	(706,614)
Ending balance			(605,651)	(706,614)
Total provision for impairment of Company assets | Provision for impairment of aircraft and engine
Disclosure of other provisions [line items]
Provision			(68,693)	(211,062)
Beginning balance		(68,693)	(211,062)
Reversals	R$ 103,017
Ending balance			(68,693)	(211,062)
Total provision for impairment of Company assets | Provision for impairment of rotables
Disclosure of other provisions [line items]
Provision			(225,797)	(225,797)
Beginning balance		(225,797)	(225,797)
Ending balance			(225,797)	(225,797)
Total provision for impairment of Company assets | Other assets
Disclosure of other provisions [line items]
Provision			(12,013)	(75,075)
Beginning balance		(12,013)	(75,075)
Ending balance			(12,013)	(75,075)
Total provision for impairment of Company assets | Aircraft sublease receivables
Disclosure of other provisions [line items]
Reversals			1,362,386
Provision for onerous liabilities
Disclosure of other provisions [line items]
Provision			(693,407)	(1,340,522)
Beginning balance		R$ (693,407)	(1,340,522)	(821,751)
Foreign currency exchange			(103,858)	(213,280)
Interest expense			(156,516)	(206,011)
Additions			(252,164)	(362,426)
Consumption			188,842	262,946
Maintenance reserves				0
Sale of aircraft				0
Renegotiation of lease contracts (lease modification)				0
Other				0
Reversals			970,811
Ending balance			(693,407)	R$ (1,340,522)
Provision for onerous liabilities | Aircraft sublease receivables
Disclosure of other provisions [line items]
Additions			(201,523)
Initial recognition of sublease(*)			R$ (50,641)